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VIA EDGAR

August 29, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:  Variable Annuity Account Seven
     Anchor National Life Insurance Company
     File Nos. 333-63511 and 811-09003

Ladies and Gentlemen:

     Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated August 28, 1999, for Variable Annuity Account Seven (the "Separate Account") of Anchor National Life Insurance Company contains no changes from the form of prospectus and statement of additional information for the Separate Account submitted in Post-Effective Amendment No. 7 under the Securities Act of 1933 and Amendment No. 8 under the Investment Act of 1940 to the Separate Account's registration statement on Form N-4 filed with the Securities and Exchange Commission on August 27, 2001, via EDGAR.

     If you have any further questions regarding this filing, please do not hesitate to contact me at (310) 772-6613.



Very truly yours,

/s/ SUZANNE CARROLL

Suzanne Carroll
Associate Counsel